Income taxes (Schedule of Income Tax Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxes	$ (7,743)	$ (10,269)	$ (1,373)
Deferred taxes	5,310	16,627	0
Total	(2,433)	6,358	(1,373)
Domestic
Total	(7,445)	6,487	(1,025)
Foreign
Total	$ 5,012	$ (129)	$ (348)